Disposal of Subsidiaries - Summary of Gain on Disposal of Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of gain from disposals of subsidiaries [line items]
Total consideration | ¥	¥ 966,000
SPIL Cayman Holdings Limited [member]
Disclosure of gain from disposals of subsidiaries [line items]
Total consideration		$ 36,939,133	$ 4,078,844
Net assets disposed of		(20,167,999)	(3,113,151)
Reclassification of accumulated exchange difference from equity to profit or loss due to the loss of control		569,284	(162,940)
Gain on disposal of		$ 17,340,418	$ 802,753